SCHEDULE OF COMPANY’S OPERATING LEASE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Companys Operating Lease
Right of use asset	$ 10,625,757	$ 10,604,935	$ 3,423,123
Operating lease liability, current	1,962,955	2,228,852	323,056
Operating lease liability, net of current	8,389,329	8,041,504	2,675,495
Total operating lease liabilities	$ 10,352,284	$ 10,270,356	$ 2,998,551